Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	001-40501
Entity Registrant Name	iSpecimen Inc.
Entity Central Index Key	0001558569
Entity Tax Identification Number	27-0480143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Cabot Road, Suite 1800
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	301-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ISPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false